Shareholder Report, Average Annual Return (Details) 197237_Pacer Developed Markets International Cash Cows 100 ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	107 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Developed Markets International Cash Cows 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Developed Markets International Cash Cows 100 ETF NAV
Average Annual Return, Percent	42.96%	10.78%	10.03%
Pacer Developed Markets International Cash Cows 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Developed Markets International Cash Cows 100 Index
Average Annual Return, Percent	43.49%	11.60%	10.97%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	29.16%	11.29%	12.27%
FTSE All-World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Average Annual Return, Percent	30.05%	6.95%	6.37%